Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000009916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009916 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000009916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009916 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009916 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009916 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009916 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000009916 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009916 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009916 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009918 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000009918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009918 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009918 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009918 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009918 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000009918 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009918 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009918 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035169 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000035169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035169 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035169 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035169 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000035169 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035169 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000040930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040930 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000040930 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000040930 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040930 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040930 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040930 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000040930 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000040930 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040930 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000040931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040931 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000040931 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000040931 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040931 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040931 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040931 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000040931 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000040931 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040931 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000040932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040932 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000040932 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000040932 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040932 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040932 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040932 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000040932 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000040932 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040932 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009919 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000009919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009919 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009919 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009919 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009919 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000009919 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009919 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009919 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185695 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.30%
C000185695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185695 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185695 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185695 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185695 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000185695 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000185695 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185695 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009947 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009947 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000009947 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009947 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009947 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009947 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009949 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009949 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000009949 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009949 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000049003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049003 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000049003 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049003 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040942 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040942 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000040942 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040942 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000040942 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040942 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040943 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040943 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000040943 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040943 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000040943 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040943 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040944 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040944 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000040944 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040944 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000040944 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040944 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227371 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000227371 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227371 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227371 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000227371 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009950 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009950 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000009950 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009950 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009950 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009950 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185702 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000185702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000185702 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185702 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000185702 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185702 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009961 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009961 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009961 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009961 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009961 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009961 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000009961 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009961 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[9]
C000009963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009963 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009963 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009963 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009963 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009963 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000009963 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009963 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000035174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035174 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035174 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035174 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035174 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035174 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035174 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035174 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000035174 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000035174 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[11]
C000040951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040951 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040951 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000040951 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000040951 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040951 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000040951 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040951 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000040951 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000040951 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[12]
C000040952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040952 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040952 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000040952 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000040952 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040952 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000040952 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040952 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000040952 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000040952 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[13]
C000040953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040953 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040953 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000040953 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000040953 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040953 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000040953 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040953 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000040953 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000040953 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[14]
C000009964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009964 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009964 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009964 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009964 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009964 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000009964 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009964 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000185705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185705 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000185705 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000185705 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000185705 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185705 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000185705 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185705 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000185705 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000185705 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[16]
C000009965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000009965 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[17],[18]
C000009965 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[17]
C000009965 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[17]
C000009965 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[17]
C000009965 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[17]
C000009965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[17]
C000009965 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[17]
C000009965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[17]
C000009965 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[17]
C000009965 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[17]
C000009965 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[17]
C000009965 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000009965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17],[19]
C000009967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000009967 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[20],[21]
C000009967 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[20]
C000009967 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[20]
C000009967 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[20]
C000009967 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[20]
C000009967 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[20]
C000009967 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[20]
C000009967 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[20]
C000009967 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[20]
C000009967 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[20]
C000009967 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[20]
C000009967 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000009967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20],[22]
C000035175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000035175 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[23],[24]
C000035175 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[23]
C000035175 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[23]
C000035175 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[23]
C000035175 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[23]
C000035175 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[23]
C000035175 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[23]
C000035175 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[23]
C000035175 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[23]
C000035175 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[23]
C000035175 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[23]
C000035175 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000035175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23],[25]
C000040954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000040954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[26],[27]
C000040954 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[26]
C000040954 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[26]
C000040954 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[26]
C000040954 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[26]
C000040954 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[26]
C000040954 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[26]
C000040954 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[26]
C000040954 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[26]
C000040954 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[26]
C000040954 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[26]
C000040954 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
C000040954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26],[28]
C000040955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
C000040955 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[29],[30]
C000040955 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[29]
C000040955 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[29]
C000040955 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[29]
C000040955 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[29]
C000040955 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[29]
C000040955 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[29]
C000040955 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[29]
C000040955 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[29]
C000040955 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[29]
C000040955 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[29]
C000040955 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[29]
C000040955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29],[31]
C000040956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
C000040956 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[32],[33]
C000040956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[32]
C000040956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[32]
C000040956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[32]
C000040956 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[32]
C000040956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[32]
C000040956 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[32]
C000040956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[32]
C000040956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[32]
C000040956 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[32]
C000040956 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[32]
C000040956 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000040956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32],[34]
C000200564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[35]
C000200564 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[35],[36]
C000200564 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[35]
C000200564 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[35]
C000200564 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[35]
C000200564 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[35]
C000200564 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[35]
C000200564 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[35]
C000200564 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[35]
C000200564 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[35]
C000200564 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[35]
C000200564 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[35]
C000200564 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[35]
C000200564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35],[37]
C000009968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[38]
C000009968 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[38],[39]
C000009968 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[38]
C000009968 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[38]
C000009968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[38]
C000009968 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[38]
C000009968 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[38]
C000009968 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[38]
C000009968 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[38]
C000009968 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[38]
C000009968 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[38]
C000009968 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[38]
C000009968 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[38]
C000009968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38],[40]
C000185707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000185707 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[41],[42]
C000185707 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[41]
C000185707 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[41]
C000185707 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[41]
C000185707 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[41]
C000185707 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[41]
C000185707 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[41]
C000185707 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[41]
C000185707 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[41]
C000185707 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[41]
C000185707 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[41]
C000185707 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[41]
C000185707 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41],[43]
C000009969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[44]
C000009969 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[44],[45]
C000009969 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[44]
C000009969 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[44]
C000009969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[44]
C000009969 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[44]
C000009969 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[44]
C000009969 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[44]
C000009969 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[44]
C000009969 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[44]
C000009969 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[44]
C000009969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000009969 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[44]
C000009969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000009971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[46]
C000009971 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[46],[47]
C000009971 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[46]
C000009971 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[46]
C000009971 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[46]
C000009971 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[46]
C000009971 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[46]
C000009971 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[46]
C000009971 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[46]
C000009971 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[46]
C000009971 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[46]
C000009971 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[46]
C000009971 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[46]
C000009971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000064694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[48]
C000064694 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[48],[49]
C000064694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[48]
C000064694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[48]
C000064694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[48]
C000064694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[48]
C000064694 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[48]
C000064694 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[48]
C000064694 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[48]
C000064694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[48]
C000064694 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[48]
C000064694 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[48]
C000064694 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[48]
C000064694 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[48]
C000040957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[50]
C000040957 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[50],[51]
C000040957 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[50]
C000040957 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[50]
C000040957 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[50]
C000040957 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[50]
C000040957 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[50]
C000040957 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[50]
C000040957 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[50]
C000040957 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[50]
C000040957 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[50]
C000040957 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[50]
C000040957 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[50]
C000040957 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[50]
C000040958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[52]
C000040958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[52],[53]
C000040958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[52]
C000040958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[52]
C000040958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[52]
C000040958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[52]
C000040958 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[52]
C000040958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[52]
C000040958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[52]
C000040958 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[52]
C000040958 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[52]
C000040958 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000040958 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[52]
C000040958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[52]
C000040959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[54]
C000040959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[54],[55]
C000040959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[54]
C000040959 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[54]
C000040959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[54]
C000040959 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[54]
C000040959 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[54]
C000040959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[54]
C000040959 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[54]
C000040959 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[54]
C000040959 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[54]
C000040959 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[54]
C000040959 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[54]
C000040959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[54]
C000148292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[56]
C000148292 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[56],[57]
C000148292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[56]
C000148292 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[56]
C000148292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[56]
C000148292 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[56]
C000148292 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[56]
C000148292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[56]
C000148292 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[56]
C000148292 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[56]
C000148292 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[56]
C000148292 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[56]
C000148292 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[56]
C000148292 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[56]
C000009972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[58]
C000009972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[58],[59]
C000009972 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[58]
C000009972 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[58]
C000009972 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[58]
C000009972 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[58]
C000009972 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[58]
C000009972 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[58]
C000009972 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[58]
C000009972 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[58]
C000009972 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[58]
C000009972 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[58]
C000009972 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[58]
C000009972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[58]
C000185709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[60]
C000185709 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[60],[61]
C000185709 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[60]
C000185709 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[60]
C000185709 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[60]
C000185709 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[60]
C000185709 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[60]
C000185709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[60]
C000185709 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[60]
C000185709 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[60]
C000185709 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[60]
C000185709 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[60]
C000185709 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[60]
C000185709 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[60]
C000010008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010008 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010008 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000010008 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010008 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000010008 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000010008 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[62]
C000010008 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010010 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010010 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000010010 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010010 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000010010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010010 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000010010 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[63]
C000010010 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085295 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000085295 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000085295 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085295 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000085295 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085295 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000085295 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[64]
C000085295 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105490 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105490 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000105490 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105490 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000105490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105490 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000105490 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[65]
C000105490 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105491 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105491 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000105491 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105491 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000105491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105491 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000105491 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[66]
C000105491 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105492 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105492 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000105492 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105492 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000105492 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105492 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000105492 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[67]
C000105492 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211747 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000211747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000211747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211747 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000211747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000211747 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[68]
C000211747 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010011 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010011 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000010011 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010011 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000010011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010011 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000010011 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[69]
C000010011 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185721 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000185721 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000185721 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185721 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000185721 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185721 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000185721 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[70]
C000185721 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010042 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[71]
C000010042 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000010042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[71]
C000010042 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000010042 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000010042 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010042 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000010042 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010042 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[72]
C000010042 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010044 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[73]
C000010044 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000010044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[73]
C000010044 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000010044 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000010044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010044 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000010044 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010044 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[74]
C000010044 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000035179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035179 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[75]
C000035179 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000035179 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[75]
C000035179 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000035179 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000035179 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000035179 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000035179 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035179 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[76]
C000035179 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040987 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[77]
C000040987 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000040987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[77]
C000040987 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000040987 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000040987 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040987 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000040987 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040987 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[78]
C000040987 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040988 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[79]
C000040988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000040988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[79]
C000040988 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000040988 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000040988 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040988 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000040988 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040988 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[80]
C000040988 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040989 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[81]
C000040989 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000040989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[81]
C000040989 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000040989 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000040989 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040989 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000040989 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040989 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[82]
C000040989 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148296 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[83]
C000148296 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000148296 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[83]
C000148296 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000148296 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000148296 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000148296 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000148296 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148296 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[84]
C000148296 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010045 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[85]
C000010045 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000010045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[85]
C000010045 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000010045 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000010045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010045 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000010045 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010045 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[86]
C000010045 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185727 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[87]
C000185727 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000185727 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[87]
C000185727 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000185727 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000185727 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185727 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000185727 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000185727 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[88]
C000185727 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048995 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048995 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048995 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048995 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000048995 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000048995 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000048995 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000048995 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048995 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000048995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000048995 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000048995 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[89]
C000048995 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000048997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048997 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048997 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048997 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048997 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000048997 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000048997 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000048997 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000048997 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048997 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000048997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000048997 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000048997 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[90]
C000048997 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000048998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048998 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048998 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048998 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048998 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000048998 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000048998 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000048998 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000048998 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048998 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000048998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000048998 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000048998 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[91]
C000048998 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000200566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200566 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200566 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200566 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200566 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200566 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200566 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200566 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200566 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200566 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200566 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200566 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[92]
C000200566 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000185741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185741 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000185741 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000185741 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000185741 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000185741 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000185741 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000185741 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000185741 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185741 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185741 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000185741 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[93]
C000185741 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000049001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049001 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000049001 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000049001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[94]
C000049001 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049001 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[94]
C000049001 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000049001 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000049001 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000049001 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000049001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[94]
C000049001 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000049001 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049001 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[95]
C000049001 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048999 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000048999 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000048999 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[96]
C000048999 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000048999 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[96]
C000048999 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000048999 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048999 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000048999 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000048999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[96]
C000048999 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000048999 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000048999 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[97]
C000048999 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049000 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000049000 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000049000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[98]
C000049000 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049000 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[98]
C000049000 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000049000 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000049000 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000049000 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000049000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[98]
C000049000 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000049000 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049000 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[99]
C000049000 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105493 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105493 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105493 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[100]
C000105493 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105493 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[100]
C000105493 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000105493 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105493 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000105493 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105493 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[100]
C000105493 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000105493 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105493 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[101]
C000105493 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105494 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105494 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105494 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[102]
C000105494 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105494 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[102]
C000105494 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000105494 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105494 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000105494 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105494 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[102]
C000105494 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000105494 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105494 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[103]
C000105494 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105495 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105495 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105495 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[104]
C000105495 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105495 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[104]
C000105495 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000105495 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105495 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000105495 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105495 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[104]
C000105495 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000105495 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105495 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[105]
C000105495 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148300 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000148300 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000148300 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[106]
C000148300 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148300 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[106]
C000148300 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000148300 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148300 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000148300 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000148300 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[106]
C000148300 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000148300 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148300 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[107]
C000148300 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000052097 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000052097 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000052097 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[108]
C000052097 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000052097 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[108]
C000052097 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000052097 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000052097 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000052097 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000052097 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[108]
C000052097 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000052097 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000052097 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[109]
C000052097 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185743 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000185743 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000185743 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[110]
C000185743 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000185743 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[110]
C000185743 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000185743 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185743 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000185743 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[110]
C000185743 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000185743 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000185743 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[111]
C000185743 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[112]
C000065302 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[112],[113]
C000065302 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[112]
C000065302 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[112]
C000065302 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[112]
C000065302 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[112]
C000065302 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[112]
C000065302 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[112]
C000065302 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[112]
C000065302 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[112]
C000065302 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[112]
C000065302 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[112]
C000065302 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[112]
C000065302 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[112]
C000065304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[114]
C000065304 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[114],[115]
C000065304 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[114]
C000065304 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[114]
C000065304 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[114]
C000065304 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[114]
C000065304 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[114]
C000065304 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[114]
C000065304 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[114]
C000065304 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[114]
C000065304 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[114]
C000065304 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[114]
C000065304 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[114]
C000065304 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[114]
C000065306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[116]
C000065306 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[116],[117]
C000065306 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[116]
C000065306 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[116]
C000065306 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[116]
C000065306 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[116]
C000065306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[116]
C000065306 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[116]
C000065306 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[116]
C000065306 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[116]
C000065306 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[116]
C000065306 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[116]
C000065306 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[116]
C000065306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[116]
C000065307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[118]
C000065307 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[118],[119]
C000065307 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[118]
C000065307 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[118]
C000065307 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[118]
C000065307 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[118]
C000065307 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[118]
C000065307 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[118]
C000065307 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[118]
C000065307 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[118]
C000065307 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[118]
C000065307 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[118]
C000065307 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[118]
C000065307 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[118]
C000065308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[120]
C000065308 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[120],[121]
C000065308 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[120]
C000065308 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[120]
C000065308 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[120]
C000065308 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[120]
C000065308 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[120]
C000065308 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[120]
C000065308 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[120]
C000065308 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[120]
C000065308 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[120]
C000065308 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[120]
C000065308 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[120]
C000065308 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[120]
C000065309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[122]
C000065309 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[122],[123]
C000065309 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[122]
C000065309 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[122]
C000065309 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[122]
C000065309 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[122]
C000065309 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[122]
C000065309 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[122]
C000065309 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[122]
C000065309 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[122]
C000065309 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[122]
C000065309 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[122]
C000065309 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[122]
C000065309 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[122]
C000200567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[124]
C000200567 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[124],[125]
C000200567 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[124]
C000200567 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[124]
C000200567 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[124]
C000200567 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[124]
C000200567 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[124]
C000200567 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[124]
C000200567 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[124]
C000200567 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[124]
C000200567 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[124]
C000200567 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[124]
C000200567 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[124]
C000200567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[124]
C000065305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[126]
C000065305 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[126],[127]
C000065305 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[126]
C000065305 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[126]
C000065305 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[126]
C000065305 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[126]
C000065305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[126]
C000065305 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[126]
C000065305 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[126]
C000065305 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[126]
C000065305 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[126]
C000065305 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[126]
C000065305 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[126]
C000065305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[126]
C000185747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[128]
C000185747 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[128],[129]
C000185747 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[128]
C000185747 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[128]
C000185747 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[128]
C000185747 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[128]
C000185747 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[128]
C000185747 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[128]
C000185747 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[128]
C000185747 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[128]
C000185747 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[128]
C000185747 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[128]
C000185747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[128]
C000185747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[128]
C000089180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[130]
C000089180 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[130],[131]
C000089180 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[130]
C000089180 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[130]
C000089180 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[130]
C000089180 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[130]
C000089180 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[130]
C000089180 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[130]
C000089180 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[130]
C000089180 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[130]
C000089180 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[130]
C000089180 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[130]
C000089180 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[130]
C000089180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[130]
C000089181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[132]
C000089181 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[132],[133]
C000089181 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[132]
C000089181 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[132]
C000089181 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[132]
C000089181 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[132]
C000089181 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[132]
C000089181 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[132]
C000089181 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[132]
C000089181 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[132]
C000089181 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[132]
C000089181 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[132]
C000089181 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[132]
C000089181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[132]
C000089182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[134]
C000089182 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[134],[135]
C000089182 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[134]
C000089182 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[134]
C000089182 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[134]
C000089182 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[134]
C000089182 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[134]
C000089182 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[134]
C000089182 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[134]
C000089182 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[134]
C000089182 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[134]
C000089182 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[134]
C000089182 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[134]
C000089182 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[134]
C000089183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[136]
C000089183 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[136],[137]
C000089183 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[136]
C000089183 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[136]
C000089183 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[136]
C000089183 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[136]
C000089183 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[136]
C000089183 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[136]
C000089183 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[136]
C000089183 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[136]
C000089183 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[136]
C000089183 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[136]
C000089183 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[136]
C000089183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[136]
C000089184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[138]
C000089184 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[138],[139]
C000089184 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[138]
C000089184 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[138]
C000089184 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[138]
C000089184 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[138]
C000089184 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[138]
C000089184 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[138]
C000089184 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[138]
C000089184 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[138]
C000089184 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[138]
C000089184 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[138]
C000089184 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[138]
C000089184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[138]
C000089185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[140]
C000089185 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[140],[141]
C000089185 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[140]
C000089185 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[140]
C000089185 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[140]
C000089185 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[140]
C000089185 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[140]
C000089185 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[140]
C000089185 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[140]
C000089185 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[140]
C000089185 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[140]
C000089185 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[140]
C000089185 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[140]
C000089185 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[140]
C000211748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[142]
C000211748 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[142],[143]
C000211748 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[142]
C000211748 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[142]
C000211748 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[142]
C000211748 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[142]
C000211748 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[142]
C000211748 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[142]
C000211748 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[142]
C000211748 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[142]
C000211748 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[142]
C000211748 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[142]
C000211748 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[142]
C000211748 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[142]
C000089186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[144]
C000089186 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[144],[145]
C000089186 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[144]
C000089186 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[144]
C000089186 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[144]
C000089186 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[144]
C000089186 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[144]
C000089186 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[144]
C000089186 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[144]
C000089186 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[144]
C000089186 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[144]
C000089186 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[144]
C000089186 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[144]
C000089186 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[144]
C000185753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[146]
C000185753 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[146],[147]
C000185753 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[146]
C000185753 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[146]
C000185753 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[146]
C000185753 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[146]
C000185753 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[146]
C000185753 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[146]
C000185753 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[146]
C000185753 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[146]
C000185753 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[146]
C000185753 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[146]
C000185753 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[146]
C000185753 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[146]
C000101254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101254 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000101254 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101254 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101254 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101254 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101254 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000101254 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101255 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000101255 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101255 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101255 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101255 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101255 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000101255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101256 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000101256 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101256 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101256 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101256 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101256 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000101256 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000101257 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101257 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101257 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101257 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101257 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000101257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000101258 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101258 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101258 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101258 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101258 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000101258 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101259 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000101259 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101259 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101259 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101259 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000101259 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101260 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000101260 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101260 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101260 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101260 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101260 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000101260 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185755 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000185755 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185755 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000185755 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185755 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185755 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000185755 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[148]
C000101266 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[148],[149]
C000101266 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[148]
C000101266 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[148]
C000101266 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[148]
C000101266 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[148]
C000101266 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[148]
C000101266 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[148]
C000101266 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[148]
C000101266 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[148]
C000101266 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[148]
C000101266 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[148]
C000101266 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[148]
C000101266 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[148]
C000101267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[150]
C000101267 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[150],[151]
C000101267 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[150]
C000101267 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[150]
C000101267 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[150]
C000101267 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[150]
C000101267 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[150]
C000101267 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[150]
C000101267 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[150]
C000101267 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[150]
C000101267 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[150]
C000101267 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[150]
C000101267 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[150]
C000101267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[150]
C000101261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[152]
C000101261 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[152],[153]
C000101261 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[152]
C000101261 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[152]
C000101261 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[152]
C000101261 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[152]
C000101261 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[152]
C000101261 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[152]
C000101261 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[152]
C000101261 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[152]
C000101261 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[152]
C000101261 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[152]
C000101261 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[152]
C000101261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[152]
C000101262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[154]
C000101262 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[154],[155]
C000101262 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[154]
C000101262 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[154]
C000101262 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[154]
C000101262 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[154]
C000101262 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[154]
C000101262 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[154]
C000101262 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[154]
C000101262 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[154]
C000101262 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[154]
C000101262 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[154]
C000101262 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[154]
C000101262 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[154]
C000101263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[156]
C000101263 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[156],[157]
C000101263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[156]
C000101263 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[156]
C000101263 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[156]
C000101263 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[156]
C000101263 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[156]
C000101263 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[156]
C000101263 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[156]
C000101263 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[156]
C000101263 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[156]
C000101263 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[156]
C000101263 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[156]
C000101263 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[156]
C000101264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[158]
C000101264 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[158],[159]
C000101264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[158]
C000101264 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[158]
C000101264 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[158]
C000101264 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[158]
C000101264 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[158]
C000101264 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[158]
C000101264 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[158]
C000101264 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[158]
C000101264 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[158]
C000101264 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[158]
C000101264 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[158]
C000101264 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[158]
C000200569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[160]
C000200569 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[160],[161]
C000200569 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[160]
C000200569 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[160]
C000200569 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[160]
C000200569 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[160]
C000200569 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[160]
C000200569 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[160]
C000200569 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[160]
C000200569 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[160]
C000200569 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[160]
C000200569 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[160]
C000200569 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[160]
C000200569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[160]
C000101265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[162]
C000101265 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[162],[163]
C000101265 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[162]
C000101265 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[162]
C000101265 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[162]
C000101265 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[162]
C000101265 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[162]
C000101265 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[162]
C000101265 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[162]
C000101265 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[162]
C000101265 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[162]
C000101265 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[162]
C000101265 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[162]
C000101265 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[162]
C000185757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[164]
C000185757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[164],[165]
C000185757 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[164]
C000185757 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[164]
C000185757 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[164]
C000185757 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[164]
C000185757 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[164]
C000185757 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[164]
C000185757 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[164]
C000185757 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[164]
C000185757 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[164]
C000185757 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[164]
C000185757 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[164]
C000185757 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[164]
C000101268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101268 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101268 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101268 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[166]
C000101268 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[166]
C000101268 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000101268 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101268 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101268 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101268 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[167]
C000101268 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101269 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101269 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101269 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[168]
C000101269 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[168]
C000101269 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000101269 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101269 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101269 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101269 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101269 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[169]
C000101269 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101270 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101270 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101270 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[170]
C000101270 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[170]
C000101270 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000101270 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101270 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101270 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101270 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101270 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[171]
C000101270 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101271 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101271 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101271 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[172]
C000101271 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[172]
C000101271 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000101271 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101271 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101271 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101271 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101271 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[173]
C000101271 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101272 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101272 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101272 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[174]
C000101272 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[174]
C000101272 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000101272 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101272 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101272 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101272 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101272 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[175]
C000101272 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101273 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101273 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101273 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[176]
C000101273 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[176]
C000101273 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000101273 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101273 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101273 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101273 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101273 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[177]
C000101273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000148301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148301 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000148301 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000148301 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[178]
C000148301 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[178]
C000148301 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000148301 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000148301 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000148301 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000148301 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000148301 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[179]
C000148301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101274 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101274 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101274 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[180]
C000101274 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[180]
C000101274 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000101274 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101274 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101274 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101274 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101274 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[181]
C000101274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185759 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000185759 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000185759 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[182]
C000185759 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[182]
C000185759 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000185759 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000185759 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000185759 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000185759 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000185759 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[183]
C000185759 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105103 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000105103 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000105103 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105103 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105103 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[184]
C000105103 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105103 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000105103 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105103 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[185]
C000105104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105104 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000105104 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000105104 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105104 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105104 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[186]
C000105104 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105104 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000105104 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105104 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[187]
C000105105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105105 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000105105 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000105105 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105105 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105105 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[188]
C000105105 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105105 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000105105 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105105 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[189]
C000105106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105106 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000105106 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000105106 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105106 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105106 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[190]
C000105106 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105106 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000105106 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105106 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[191]
C000105107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105107 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000105107 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000105107 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105107 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105107 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[192]
C000105107 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105107 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000105107 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105107 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[193]
C000105108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105108 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000105108 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000105108 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105108 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105108 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[194]
C000105108 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105108 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000105108 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105108 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[195]
C000105109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105109 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000105109 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000105109 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105109 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105109 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[196]
C000105109 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105109 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000105109 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105109 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[197]
C000185761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185761 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000185761 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000185761 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185761 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000185761 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[198]
C000185761 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000185761 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000185761 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185761 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[199]
C000156246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156246 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000156246 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156246 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156246 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000156246 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156246 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156246 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156246 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156246 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156246 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156246 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[200]
C000156246 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000156247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156247 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000156247 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156247 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156247 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000156247 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156247 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156247 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156247 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156247 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156247 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156247 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[201]
C000156247 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000156248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156248 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000156248 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156248 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156248 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000156248 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156248 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156248 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156248 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156248 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156248 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156248 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[202]
C000156248 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000185771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185771 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000185771 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000185771 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000185771 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000185771 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000185771 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000185771 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185771 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185771 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000185771 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185771 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185771 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[203]
C000185771 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000156249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156249 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156249 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156249 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156249 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156249 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156249 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156249 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156249 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156249 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156249 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156249 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156249 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[204]
C000156249 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000156250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156250 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156250 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156250 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156250 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156250 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156250 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156250 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156250 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156250 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156250 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156250 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156250 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[205]
C000156250 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000156251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156251 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156251 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156251 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156251 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156251 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156251 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156251 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156251 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156251 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156251 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156251 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156251 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[206]
C000156251 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000185773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185773 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000185773 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000185773 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000185773 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000185773 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000185773 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185773 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000185773 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000185773 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000185773 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185773 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000185773 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[207]
C000185773 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000166660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[208]
C000166660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[208]
C000166660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[208]
C000166660 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[208]
C000166660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[208]
C000166660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[208]
C000166660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[208]
C000166660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[208]
C000166660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[208]
C000166660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[208]
C000166660 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[208]
C000166660 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[208]
C000166661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[209]
C000166661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[209]
C000166661 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[209]
C000166661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[209]
C000166661 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[209]
C000166661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[209]
C000166661 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[209]
C000166661 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[209]
C000166661 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[209]
C000166661 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[209]
C000166661 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[209]
C000166661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[209]
C000166662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[210]
C000166662 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[210]
C000166662 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[210]
C000166662 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[210]
C000166662 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[210]
C000166662 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[210]
C000166662 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[210]
C000166662 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[210]
C000166662 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[210]
C000166662 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[210]
C000166662 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[210]
C000166662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[210]
C000166663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[211]
C000166663 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[211]
C000166663 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[211]
C000166663 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[211]
C000166663 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[211]
C000166663 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[211]
C000166663 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[211]
C000166663 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[211]
C000166663 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[211]
C000166663 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[211]
C000166663 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[211]
C000166663 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[211]
C000166664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[212]
C000166664 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[212]
C000166664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[212]
C000166664 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[212]
C000166664 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[212]
C000166664 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[212]
C000166664 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[212]
C000166664 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[212]
C000166664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[212]
C000166664 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[212]
C000166664 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[212]
C000166664 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[212]
C000166665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[213]
C000166665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[213]
C000166665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[213]
C000166665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[213]
C000166665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[213]
C000166665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[213]
C000166665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[213]
C000166665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[213]
C000166665 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[213]
C000166665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[213]
C000166665 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[213]
C000166665 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[213]
C000166666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[214]
C000166666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[214]
C000166666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[214]
C000166666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[214]
C000166666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[214]
C000166666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[214]
C000166666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[214]
C000166666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[214]
C000166666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[214]
C000166666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[214]
C000166666 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[214]
C000166666 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[214]
C000166667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[215]
C000166667 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[215]
C000166667 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[215]
C000166667 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[215]
C000166667 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[215]
C000166667 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[215]
C000166667 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[215]
C000166667 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[215]
C000166667 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[215]
C000166667 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[215]
C000166667 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[215]
C000166667 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[215]
C000185775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[216]
C000185775 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%	[216]
C000185775 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[216]
C000185775 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[216]
C000185775 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[216]
C000185775 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[216]
C000185775 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[216]
C000185775 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[216]
C000185775 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[216]
C000185775 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[216]
C000185775 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[216]
C000185775 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[216]
C000175596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[217]
C000175596 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[217],[218]
C000175596 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[217]
C000175596 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[217]
C000175596 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[217]
C000175596 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[217]
C000175596 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[217]
C000175596 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[217]
C000175596 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[217]
C000175596 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[217]
C000175596 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[217]
C000175596 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[217]
C000175596 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[217]
C000175596 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[217]
C000175597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[219]
C000175597 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[219],[220]
C000175597 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[219]
C000175597 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[219]
C000175597 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[219]
C000175597 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[219]
C000175597 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[219]
C000175597 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[219]
C000175597 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[219]
C000175597 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[219]
C000175597 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[219]
C000175597 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[219]
C000175597 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[219]
C000175597 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[219]
C000175598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[221]
C000175598 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[221],[222]
C000175598 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[221]
C000175598 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[221]
C000175598 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[221]
C000175598 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[221]
C000175598 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[221]
C000175598 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[221]
C000175598 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[221]
C000175598 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[221]
C000175598 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[221]
C000175598 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[221]
C000175598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[221]
C000175598 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[221]
C000175599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[223]
C000175599 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[223],[224]
C000175599 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[223]
C000175599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[223]
C000175599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[223]
C000175599 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[223]
C000175599 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[223]
C000175599 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[223]
C000175599 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[223]
C000175599 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[223]
C000175599 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[223]
C000175599 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[223]
C000175599 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[223]
C000175599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[223]
C000175600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[225]
C000175600 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[225],[226]
C000175600 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[225]
C000175600 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[225]
C000175600 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[225]
C000175600 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[225]
C000175600 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[225]
C000175600 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[225]
C000175600 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[225]
C000175600 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[225]
C000175600 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[225]
C000175600 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[225]
C000175600 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[225]
C000175600 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[225]
C000175601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[227]
C000175601 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[227],[228]
C000175601 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[227]
C000175601 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[227]
C000175601 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[227]
C000175601 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[227]
C000175601 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[227]
C000175601 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[227]
C000175601 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[227]
C000175601 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[227]
C000175601 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[227]
C000175601 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[227]
C000175601 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[227]
C000175601 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[227]
C000175602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[229]
C000175602 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[229],[230]
C000175602 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[229]
C000175602 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[229]
C000175602 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[229]
C000175602 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[229]
C000175602 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[229]
C000175602 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[229]
C000175602 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[229]
C000175602 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[229]
C000175602 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[229]
C000175602 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[229]
C000175602 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[229]
C000175602 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[229]
C000175603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[231]
C000175603 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[231],[232]
C000175603 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[231]
C000175603 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[231]
C000175603 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[231]
C000175603 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[231]
C000175603 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[231]
C000175603 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[231]
C000175603 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[231]
C000175603 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[231]
C000175603 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[231]
C000175603 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[231]
C000175603 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[231]
C000175603 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[231]
C000185166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[233]
C000185166 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[233],[234]
C000185166 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[233]
C000185166 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[233]
C000185166 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[233]
C000185166 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[233]
C000185166 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.10%	[233]
C000185166 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[233]
C000185166 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[233]
C000185166 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[233]
C000185166 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[233]
C000185166 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[233]
C000185166 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[233]
C000185166 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[233]
C000236422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236422 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000236422 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236422 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236422 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000236422 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236424 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000236424 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236424 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236424 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000236424 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236423 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000236423 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236423 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236423 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000236423 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236425 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000236425 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236425 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236425 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000236425 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236421 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000236421 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236421 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236421 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236421 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000236421 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236420 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000236420 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236420 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236420 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000236420 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236419 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000236419 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236419 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236419 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000236419 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Percentage rounds to zero.
[2]	Percentage rounds to zero.
[3]	Percentage rounds to zero.
[4]	Percentage rounds to zero.
[5]	Percentage rounds to zero.
[6]	Percentage rounds to zero.
[7]	Percentage rounds to zero.
[8]	Percentage rounds to zero.
[9]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[10]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[11]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[12]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[13]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[14]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[15]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[16]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[17]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[18]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[19]	Percentage rounds to zero.
[20]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[21]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[22]	Percentage rounds to zero.
[23]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[24]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[25]	Percentage rounds to zero.
[26]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[27]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[28]	Percentage rounds to zero.
[29]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[30]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[31]	Percentage rounds to zero.
[32]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[33]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[34]	Percentage rounds to zero.
[35]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[36]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[37]	Percentage rounds to zero.
[38]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[39]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[40]	Percentage rounds to zero.
[41]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[42]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[43]	Percentage rounds to zero.
[44]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[45]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[46]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[47]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[48]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[49]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[50]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[51]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[52]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[53]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[54]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[55]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[56]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[57]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[58]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[59]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[60]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[61]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[62]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[63]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[64]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[65]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[66]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[67]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[68]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[69]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[70]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[71]	Percentage rounds to zero.
[72]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[73]	Percentage rounds to zero.
[74]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[75]	Percentage rounds to zero.
[76]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[77]	Percentage rounds to zero.
[78]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[79]	Percentage rounds to zero.
[80]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[81]	Percentage rounds to zero.
[82]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[83]	Percentage rounds to zero.
[84]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[85]	Percentage rounds to zero.
[86]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[87]	Percentage rounds to zero.
[88]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[89]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[90]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[91]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[92]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[93]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[94]	Percentage rounds to zero.
[95]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[96]	Percentage rounds to zero.
[97]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[98]	Percentage rounds to zero.
[99]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[100]	Percentage rounds to zero.
[101]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[102]	Percentage rounds to zero.
[103]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[104]	Percentage rounds to zero.
[105]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[106]	Percentage rounds to zero.
[107]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[108]	Percentage rounds to zero.
[109]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[110]	Percentage rounds to zero.
[111]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[112]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[113]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[114]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[115]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[116]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[117]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[118]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[119]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[120]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[121]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[122]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[123]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[124]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[125]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[126]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[127]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[128]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[129]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[130]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[131]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[132]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[133]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[134]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[135]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[136]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[137]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[138]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[139]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[140]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[141]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[142]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[143]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[144]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[145]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[146]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[147]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[148]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[149]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[150]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[151]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[152]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[153]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[154]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[155]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[156]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[157]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[158]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[159]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[160]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[161]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[162]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[163]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[164]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[165]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[166]	Percentage rounds to zero.
[167]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[168]	Percentage rounds to zero.
[169]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[170]	Percentage rounds to zero.
[171]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[172]	Percentage rounds to zero.
[173]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[174]	Percentage rounds to zero.
[175]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[176]	Percentage rounds to zero.
[177]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[178]	Percentage rounds to zero.
[179]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[180]	Percentage rounds to zero.
[181]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[182]	Percentage rounds to zero.
[183]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[184]	Percentage rounds to zero.
[185]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[186]	Percentage rounds to zero.
[187]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[188]	Percentage rounds to zero.
[189]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[190]	Percentage rounds to zero.
[191]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[192]	Percentage rounds to zero.
[193]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[194]	Percentage rounds to zero.
[195]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[196]	Percentage rounds to zero.
[197]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[198]	Percentage rounds to zero.
[199]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[200]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[201]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[202]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[203]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.
[204]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.
[205]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.
[206]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.
[207]	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.
[208]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[209]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[210]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[211]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[212]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[213]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[214]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[215]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[216]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[217]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[218]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[219]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[220]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[221]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[222]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[223]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[224]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[225]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[226]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[227]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[228]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[229]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[230]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[231]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[232]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[233]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[234]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.